Supplementary Financial Statement Information (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Supplementary Financial Statement Information (Textual)
Revenue recognized	$ 390	$ 285	$ 645	$ 411
Revenue, percentage			10.00%